UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                      Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        March 31, 2011
                                                      --------------

Check here if Amendment [ X ];     Amendment Number:      1
                                                      ---------
     This Amendment (Check only one.):  [ X ]   is a restatement.
                                        [   ]   adds new holdings entries.

This filing is being amended to reflect the following formatting changes: decimal places removed from the
Dollar Value Total Column, Share amounts are no longer expressed as a multiple of 1000 and a Put/Call column has been added.

Institutional Investment Manager Filing this Report:

Name:         Greenwich Wealth Management, LLC
Address:      45 East Putnam Avenue Suite 109
              Greenwich, CT 06830

Form 13F File Number:  28-13145
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                  Michael Freeburg
Title:                 Principal
Phone:                 (203) 618-0100

Signature, Place, and Date of Signing:

/s/ Michael Freeburg                      Greenwich, CT        November 14, 2012
--------------------                      -------------        -------------
   [Signature]                            [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE                     Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:       108
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Form 13F Information Table Value Total:      779,023
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                                          (thousands)








List of Other Included Managers:

{None}

                                                         VALUE  SHARES/ SH/ PUT/INVSTM  OTVOTING AUTHORITY
    NAME OF ISSUER       TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT PRN CALLDSCRET MAN   SOLE   SHANONE
ALCOA INC              COM                013817101      2,649    150000 SH N/A  SOLE N/A    150,000 0  0
AMERICA MOVIL SAB DE CVSPON ADR L SHS     02364W105     14,525    250000 SH N/A  SOLE N/A    250,000 0  0
AMERICAN TOWER CORP    CL A               029912201      1,384     26705 SH N/A  SOLE N/A     26,705 0  0
AMPHENOL CORP NEW      CL A               032095101      1,012     18602 SH N/A  SOLE N/A     18,602 0  0
APPLIED MATLS INC      COM                038222105      5,367    343600 SH N/A  SOLE N/A    343,600 0  0
BANK OF AMERICA CORPORACOM                060505104      1,032     77450 SH N/A  SOLE N/A     77,450 0  0
BLACKSTONE GROUP L P   COM UNIT LTD       09253U108      6,259    350042 SH N/A  SOLE N/A    350,042 0  0
BP PLC                 SPONSORED ADR      055622104      6,653    150716 SH N/A  SOLE N/A    150,716 0  0
CAPSTONE TURBINE CORP  COM                14067D102         18     10000 SH N/A  SOLE N/A     10,000 0  0
CENOVUS ENERGY INC     COM                15135U109     11,814    300000 SH N/A  SOLE N/A    300,000 0  0
CHESAPEAKE ENERGY CORP COM                165167107      4,462    133100 SH N/A  SOLE N/A    133,100 0  0
CIGNA CORP             COM                125509109      8,856    200000 SH N/A  SOLE N/A    200,000 0  0
CISCO SYS INC          COM                17275R102     10,958    638955 SH N/A  SOLE N/A    638,955 0  0
CITIGROUP INC          COM                172967101         65     14600 SH N/A  SOLE N/A     14,600 0  0
CORINTHIAN COLLEGES INCCOM                218868907         48     10900 SH N/A  SOLE N/A     10,900 0  0
COVENTRY HEALTH CARE INCOM                222862104      7,169    225000 SH N/A  SOLE N/A    225,000 0  0
DEVON ENERGY CORP      COM                25179M103      5,506     60000 SH N/A  SOLE N/A     60,000 0  0
DIAMOND OFFSHORE DRILLICOM                25271C102     17,871    230000 SH N/A  SOLE N/A    230,000 0  0
DOW CHEM CO            COM                260543103      5,674    150300 SH N/A  SOLE N/A    150,300 0  0
DU PONT E I DE NEMOURS COM                263534109      8,267    150400 SH N/A  SOLE N/A    150,400 0  0
EBAY INC               COM                278642103      5,760    185575 SH N/A  SOLE N/A    185,575 0  0
ENCANA CORP            COM                292505104     10,359    300000 SH N/A  SOLE N/A    300,000 0  0
ENDO PHARMACEUTICALS HLCOM                29264F205     11,473    300650 SH N/A  SOLE N/A    300,650 0  0
ENSCO INTL INC         COM                26874Q100      8,968    155056 SH N/A  SOLE N/A    155,056 0  0
EXCO RESOURCES INC     COM                269279402      5,578    270000 SH N/A  SOLE N/A    270,000 0  0
FIBERTOWER CORP        COM                31567R100         27     13350 SH N/A  SOLE N/A     13,350 0  0
FIRST SOLAR INC        COM                336433107      1,345      8365 SH N/A  SOLE N/A      8,365 0  0
FLEXTRONICS INTL LTD   ORD                Y2573F102      7,470   1000000 SH N/A  SOLE N/A  1,000,000 0  0
FORD MTR CO DEL        COM PAR $0.01      345370860        303     20350 SH N/A  SOLE N/A     20,350 0  0
FRANKLIN RES INC       COM                354613101     18,762    150000 SH N/A  SOLE N/A    150,000 0  0
FREEPORT-MCMORAN COPPERCOM                35671D857     55,569   1000340 SH N/A  SOLE N/A  1,000,340 0  0
FRONTIER COMMUNICATIONSCOM                35906A108        601     73112 SH N/A  SOLE N/A     73,112 0  0
GFI GROUP INC          COM                361652209      1,181    235300 SH N/A  SOLE N/A    235,300 0  0
GILEAD SCIENCES INC    COM                375558103        776     18268 SH N/A  SOLE N/A     18,268 0  0
GLAXOSMITHKLINE PLC    SPONSORED ADR      37733W105      4,863    126600 SH N/A  SOLE N/A    126,600 0  0
GOOGLE INC             CL A               38259P508      3,038      5177 SH N/A  SOLE N/A      5,177 0  0
GROUP 1 AUTOMOTIVE INC COM                398905109     19,602    458000 SH N/A  SOLE N/A    458,000 0  0
HEALTH NET INC         COM                42222G108      6,540    200000 SH N/A  SOLE N/A    200,000 0  0
HEWLETT PACKARD CO     COM                428236103      9,855    240540 SH N/A  SOLE N/A    240,540 0  0
HOME DEPOT INC         COM                437076102     11,209    302460 SH N/A  SOLE N/A    302,460 0  0
HOVNANIAN ENTERPRISES ICL A               442487203        108     30500 SH N/A  SOLE N/A     30,500 0  0
HSN INC                COM                404303109        756     23600 SH N/A  SOLE N/A     23,600 0  0
HUMANA INC             COM                444859102     20,982    300000 SH N/A  SOLE N/A    300,000 0  0
IAC INTERACTIVECORP    COM NEW            44919P300      1,824     59000 SH N/A  SOLE N/A     59,000 0  0
INGERSOLL-RAND COMPANY CL A               G4776G101     14,493    300000 SH N/A  SOLE N/A    300,000 0  0
INTEL CORP             COM                458140100      8,449    418700 SH N/A  SOLE N/A    418,700 0  0
INTERACTIVE BROKERS GROCOM                45841N107      1,188     74752 SH N/A  SOLE N/A     74,752 0  0
INTERNATIONAL BUSINESS COM                459200101     11,513     70600 SH N/A  SOLE N/A     70,600 0  0
INTERVAL LEISURE GROUP COM                46113M108        386     23600 SH N/A  SOLE N/A     23,600 0  0
INVESTMENT TECHNOLOGY GCOM                46145F105      4,631    254600 SH N/A  SOLE N/A    254,600 0  0
ISHARES TR             MSCI EMERG MKT     464287234        326      6692 SH N/A  SOLE N/A      6,692 0  0
ISHARES TR             MSCI EAFE IDX      464287465        333      5538 SH N/A  SOLE N/A      5,538 0  0
ISHARES TR             RUSSELL1000GRW     464287614        308      5092 SH N/A  SOLE N/A      5,092 0  0
ISHARES TR             RUS200 IDX ETF     464289446        438      5201 SH N/A  SOLE N/A      5,201 0  0
ISHARES TR INDEX       BARCLYS TIPS BD    464287176        517      4735 SH N/A  SOLE N/A      4,735 0  0
JABIL CIRCUIT INC      COM                466313103     10,419    510000 SH N/A  SOLE N/A    510,000 0  0
JDS UNIPHASE CORP      COM PAR $0.001     46612J507      3,126    150000 SH N/A  SOLE N/A    150,000 0  0
JOHNSON & JOHNSON      COM                478160104        242      4085 SH N/A  SOLE N/A      4,085 0  0
JP MORGAN CHASE & CO   COM                46625H100      1,012     21946 SH N/A  SOLE N/A     21,946 0  0
KNIGHT CAPITAL GROUP INCL A               499005106      8,656    646000 SH N/A  SOLE N/A    646,000 0  0
LEGG MASON INC         COM                524901105     16,241    450000 SH N/A  SOLE N/A    450,000 0  0
LIVE NATION ENTERTAINMECOM                538034109        348     34794 SH N/A  SOLE N/A     34,794 0  0
MANITOWOC INC          COM                563571908      3,282    150000 SH N/A  SOLE N/A    150,000 0  0
MARATHON OIL CORP      COM                565849106     10,662    200000 SH N/A  SOLE N/A    200,000 0  0
MEDICIS PHARMACEUTICAL CL A NEW           584690309      9,612    300000 SH N/A  SOLE N/A    300,000 0  0
MEMC ELECTR MATLS INC  COM                552715104      6,480    500000 SH N/A  SOLE N/A    500,000 0  0
MERCK & CO INC         COM                589331107     17,534    531170 SH N/A  SOLE N/A    531,170 0  0
MICROSOFT CORP         COM                594918104     15,373    605477 SH N/A  SOLE N/A    605,477 0  0
MONSANTO CO NEW        COM                61166W101        915     12667 SH N/A  SOLE N/A     12,667 0  0
MORGAN STANLEY         COM NEW            617446448      2,459     90000 SH N/A  SOLE N/A     90,000 0  0
NASDAQ OMX GROUP INC   COM                631103108      6,460    250000 SH N/A  SOLE N/A    250,000 0  0
NATIONAL OILWELL VARCO COM                637071101     21,972    277174 SH N/A  SOLE N/A    277,174 0  0
NEOPROBE  CORP         COM                640518106        176     44600 SH N/A  SOLE N/A     44,600 0  0
NOBLE CORPORATION      SHS                G65422100     15,967    350000 SH N/A  SOLE N/A    350,000 0  0
NVIDIA CORP            COM                67066G104      5,538    300000 SH N/A  SOLE N/A    300,000 0  0
NYSE EURONEXT          COM                629491101      5,685    161630 SH N/A  SOLE N/A    161,630 0  0
OCH ZIFF CAP MGMT GROUPCL A               67551U105      2,464    151000 SH N/A  SOLE N/A    151,000 0  0
ORACLE CORP            COM                68389X105      7,957    238000 SH N/A  SOLE N/A    238,000 0  0
OSHKOSH CORP           COM                688239201      8,282    234100 SH N/A  SOLE N/A    234,100 0  0
PARKER HANNIFIN CORP   COM                701094104     18,936    200000 SH N/A  SOLE N/A    200,000 0  0
PFIZER INC             COM                717081103      8,084    398038 SH N/A  SOLE N/A    398,038 0  0
PLUM CREEK TIMBER CO INCOM                729251108     48,791   1118800 SH N/A  SOLE N/A  1,118,800 0  0
POWERSHARES QQQ TRUST  UNIT SER 1         73935A104        564      9815 SH N/A  SOLE N/A      9,815 0  0
PRIDE INTL INC DEL     COM                74153Q102      4,295    100000 SH N/A  SOLE N/A    100,000 0  0
PROSHARES TR           PSHS ULTSH 20YRS   74347R297        250      6685 SH N/A  SOLE N/A      6,685 0  0
QUALCOMM INC           COM                747525103      1,479     26977 SH N/A  SOLE N/A     26,977 0  0
QUANTA SVCS INC        COM                74762E102      1,200     53497 SH N/A  SOLE N/A     53,497 0  0
ROSS STORES INC        COM                778296103        224      3150 SH N/A  SOLE N/A      3,150 0  0
ROWAN COS INC          COM                779382100     17,230    390000 SH N/A  SOLE N/A    390,000 0  0
SCHWAB CHARLES CORP NEWCOM                808513105      9,412    522000 SH N/A  SOLE N/A    522,000 0  0
SKYWORKS SOLUTIONS INC COM                83088M102      6,480    200000 SH N/A  SOLE N/A    200,000 0  0
SPDR DOW JONES INDL AVRUT SER 1           78467X109        630      5120 SH N/A  SOLE N/A      5,120 0  0
SPDR TR                UNIT SER 1         78462F103        662      4990 SH N/A  SOLE N/A      4,990 0  0
SUPERVALU INC          COM                868536103        118     13250 SH N/A  SOLE N/A     13,250 0  0
TASER INTL INC         COM                87651B104        743    183000 SH N/A  SOLE N/A    183,000 0  0
TEREX CORP NEW         COM                880779103      7,415    200200 SH N/A  SOLE N/A    200,200 0  0
TESORO CORP            COM                881609101     10,922    407100 SH N/A  SOLE N/A    407,100 0  0
TOTAL S A              SPONSORED ADR      89151E109      9,158    150200 SH N/A  SOLE N/A    150,200 0  0
TRANSATLANTIC PETROLEUMSHS                G89982105         48     15500 SH N/A  SOLE N/A     15,500 0  0
TRANSOCEAN INC NEW     SHS                G90073100     19,095    244968 SH N/A  SOLE N/A    244,968 0  0
TYCO INTL LTD BERMUDA  SHS                G9143X208      8,954    200000 SH N/A  SOLE N/A    200,000 0  0
UBS AG                 SHS NEW            H89231338      3,791    210000 SH N/A  SOLE N/A    210,000 0  0
UNITED STATES NATL GAS UNIT               912318102        244     21250 SH N/A  SOLE N/A     21,250 0  0
UNITEDHEALTH GROUP INC COM                91324P102     11,345    251000 SH N/A  SOLE N/A    251,000 0  0
VALERO ENERGY CORP NEW COM                91913Y100     16,404    550100 SH N/A  SOLE N/A    550,100 0  0
VERIZON COMMUNICATIONS COM                92343V104     11,577    300400 SH N/A  SOLE N/A    300,400 0  0
WESTERN DIGITAL CORP   COM                958102105      9,323    250000 SH N/A  SOLE N/A    250,000 0  0
YAHOO INC              COM                984332106      1,668    100000 SH N/A  SOLE N/A    100,000 0  0